Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the Company’s fair value hierarchy for its derivative instruments and common and preferred stock warrant liabilities that are measured at fair value on a recurring basis:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Contingent interest embedded derivative (classified within long-term debt, non-current)	$—	$—	$8,922	$8,922

Liabilities:
Warrant liability	$—	$—	$13,600	$13,600

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$4,007	$4,007

The following tables present the Company’s fair value hierarchy for its common and preferred stock warrant liabilities (Note 12) that are measured at fair value on a recurring basis:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$4,007	$4,007

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$197	$197

Summary of Warrants Classified as Equity That Are Measured at Fair Value on Nonrecurring Basis
The following tables present the Company’s fair value hierarchy for its warrants classified as equity that are measured at fair value on a nonrecurring basis:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

The following tables present the Company’s fair value hierarchy for its warrants classified as equity (Note 12) that are measured at fair value on a nonrecurring basis:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$970	$970

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Equity:
Warrants	$—	$—	$428	$428

Schedule of Quantitative Information Regarding Warrant Liability
The table below quantifies the most significant inputs used for the warrants:

	June 30, 2021	December 31, 2020

Fair value of the Company’s common stock	$14.61	$4.19
Risk-free interest rate	0.13%	0.13%
Expected volatility factor	68.3%	68.4%
Remaining contractual term (in years)	4.2	4.7

The table below quantifies the most significant inputs used for the warrants:

	December 31,
	2020	2019
Fair value of the Company’s common stock	$4.19	$3.57
Risk-free interest rate	0.13%	1.81%
Expected volatility factor	68.4%	45.0%
Remaining contractual term (in years)	4.7	3.0

Summary of Change in Fair Value of The Warrant Liabilities
The following table provides a roll-forward of the aggregate fair values of the warrant liability for the six months ended June 30, 2021 as determined by Level 3 inputs:

Fair value at December 31, 2020	$4,007
Issuance of warrants	308
Exercise of warrants	(891)
Change in fair value	10,176

Fair value at June 30, 2021	$13,600

The following table provides a roll-forward of the aggregate fair values of the warrant liability as determined by Level 3 inputs:

Fair value at December 31, 2018	$197
Change in fair value	—

Fair value at December 31, 2019	197
Issuance of warrants	3,612
Change in fair value	198

Fair value at December 31, 2020	$4,007